Document and Entity Information	Jul. 22, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 22, 2021
Entity File Number	001-38122
Entity Registrant Name	Safehold Inc.
Entity Central Index Key	0001688852
Entity Tax Identification Number	30-0971238
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Adress Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SAFE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Emerging Growth Company	false